INCOME TAXES (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Beginning balance	$ 25,676	$ 27,414	$ 32,377
Additions for tax positions of current year	51	12
Reductions for tax positions of prior year		(371)	(275)
Translation differences	(766)	(1,379)	(719)
Settlements			(3,969)
Ending balance	$ 24,961	$ 25,676	$ 27,414